Income Taxes - Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State tax (net of federal benefit)	0.00%	0.10%	5.80%
Effects of U.S. tax rate change	(47.60%)	0.00%	0.00%
Federal and state tax credits	46.80%	2.90%	3.00%
Uncertain tax positions	(5.30%)	(16.00%)	0.00%
Stock options	(1.40%)	(1.50%)	(1.00%)
Other	(0.20%)	(2.50%)	0.50%
Change in valuation allowance	(27.30%)	(18.00%)	(43.30%)
Effective tax rate	0.00%	0.00%	0.00%